Accrued Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Accrued Compensation

Note 12 — Accrued Compensation

Accrued compensation represents amounts owed to officers of the Company for services rendered that remain outstanding. The principal is not subject to a fixed repayment schedule, and interest on the outstanding balances is payable at 8% per annum, compounding monthly. The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet. The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities.

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2012	$1,010,096	$442,638
Additions 2013	50,000	29,315
Subtractions 2013	—	—
Balance as at March 31, 2013	$1,060,096	$471,953

On March 27, 2013, the Company entered into a deferred compensation deferral and conversion option agreements with two of its officers, which agreements are subject to the closing of the Company’s planned public stock offering by June 30, 2013, and which agreements are effective upon such closing. Pursuant to the deferred compensation and conversion agreements the officers each agreed that the accrued compensation and accrued interest above, will be convertible into shares of the Company’s common stock, at the officers’ option, at a conversion price equal to the offering price of the Company’s proposed public stock offering. In addition, the Company agreed to pay any remaining unconverted amounts beginning April 1, 2014 in equal monthly payments over a maximum of 12 months.

Note 16 — Accrued Compensation

Accrued compensation represents amounts owed to officers of the Company for services rendered that remain outstanding. The principal is not subject to a fixed repayment schedule, and interest on the outstanding balances is payable at 8% per annum, compounding monthly. The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities. The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2010	$645,096	$268,467
Additions 2011	200,000	83,211
Subtractions 2011	(35,000)	(12,355)
Balance as at December 31, 2011	810,096	339,323
Additions 2012	200,000	103,315
Balance as at December 31, 2012	$1,010,096	$442,638